Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.54%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.62%	1.43%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.33%	5.91%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.40%	2.95%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.45%	3.65%